Employee costs and share plans for employees, Share-based payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee costs and share plans for employees
Share-based payments equity settled	$ 615	$ 277	$ 259